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                    [DRINKER BIDDLE & REATH LLP LETTERHEAD]




                                        May 13, 1997


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


        Re:     Municipal Fund for Temporary Investment (1933 Act
                Registration No. 002-64358 and 1940 Act
                Registration No. 811-02919)

Ladies and Gentlemen:

        On behalf of Municipal Fund for Temporary Investment (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statements of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 22"), which was filed on March 27, 1997; and (ii) the text of Post-Effective Amendment No. 22 has been filed electronically:

        1.      Prospectus dated March 30, 1997 for MuniFund;

        2.      Prospectus dated March 30, 1997 for MuniFund Dollar Shares;

        3.      Prospectus dated March 30, 1997 for MuniCash;

        4.      Prospectus dated March 30, 1997 for Intermediate Municipal Fund;




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                           Drinker Biddle & Reath LLP


Securities and Exchange Commission
May 13, 1997
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        5.      Statement of Additional Information dated March 30, 1997 for
                MuniFund and MuniCash;

        6. Statement of Additional Information dated March 30, 1997 for Intermediate Municipal Fund.

        If you have any questions or comments regarding this filing, do not hesitate to contact the undersigned at (215) 988-2482.


                                        Very truly yours,



                                        /s/ Beth K. Werths
                                        ---------------------------
                                        Beth K. Werths

BKW